Juniata Valley Financial Corp. (Parent Company Only) (Schedule of Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents	$ 9,559	$ 10,458
Investment in unconsolidated subsidiary	4,703	4,553
Investment securities available for sale	150,488	152,327
Total assets	580,354	583,928
Stockholders' equity	59,090	59,962	$ 49,856	$ 49,984
Total liabilities and stockholders' equity	580,354	583,928
Parent Company [Member]
Cash and cash equivalents	96	89
Investment in bank subsidiary	52,674	54,279
Investment in unconsolidated subsidiary	4,703	4,553
Investment securities available for sale	1,841	1,399
Other assets	469	143
Total assets	59,783	60,463
Accounts payable and other liabilities	693	501
Stockholders' equity	59,090	59,962
Total liabilities and stockholders' equity	$ 59,783	$ 60,463